SUBSEQUENT EVENTS (Details Narrative) - HKD ($)	Jul. 28, 2025	Jul. 14, 2025	Jul. 10, 2025	Feb. 25, 2025
IfrsStatementLineItems [Line Items]
Ordinary Shares, par value			$ 0.0001
Price per share			$ 4.00
Underwriting gross proceeds	$ 560,000	$ 5,500,000
Net gross proceeds	$ 510,200	$ 4,722,000
Purchase Additional shares	140,000
Public offering price per share	$ 4.00
Class B Ordinary Shares [Member]
IfrsStatementLineItems [Line Items]
initial public offering shares		1,375,000	1,375,000
Ordinary Shares, par value				$ 0.0001